Acquisition of Fortress Cove (Details Narrative) - USD ($)		12 Months Ended
	May 06, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Impairment of intangible assets			$ 14,755,560		$ 167,787
Guangzhou Beauty Wellness Health Technology Co Ltd [Member]
Business Combination [Line Items]
Impairment of intangible assets	$ 279,025
Guangzhou Yoroyal Medical Technology Co Ltd [Member]
Business Combination [Line Items]
Impairment of intangible assets	$ 58,803
Fortress Cove Limited [Member]
Business Combination [Line Items]
Business aquisition, description	The acquisition has been closed on May 8, 2024 (“Acquisition Date”). Meng Dong (James) Tan, a significant shareholder of EUDA, who holds more than 25% of the currently issued and outstanding ordinary shares of the EUDA, is also a 40% shareholder of Fortress Cove before the Acquisition Date.
Impairment of intangible assets	$ 14,755,560
Share Purchase Agreement [Member] | Minimum [Member]
Business Combination [Line Items]
Net income loss			$ 2,000,000
Share Purchase Agreement [Member] | Minimum [Member] | Forecast [Member]
Business Combination [Line Items]
Net income loss		$ 5,000,000
Share Purchase Agreement [Member] | Fortress Cove Limited [Member]
Business Combination [Line Items]
Owned Percentage	100.00%
Business acquisition, share issued	8,571,428
Business acquisition, share issued, value	$ 15,000,000
Business acquisition, share price	$ 1.75